Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of profit or loss and other comprehensive income [abstract]
REVENUES (note 23)	$ 11,085	$ 13,833
EXPENSES
Operating expenses (note 22, 23)	(10,616)	(10,622)
Exploration and evaluation (note 23)	(12,834)	(11,196)
General and administrative (note 23)	(5,858)	(4,420)
Impairment reversal (expense) (note 12)	246	(2,320)
Foreign exchange	(611)	(1,477)
Other income (note 22)	2,210	906
Total expenses before finance charges, equity accounting and tax	(27,463)	(29,129)
Loss before finance charges, equity accounting	(16,378)	(15,296)
Finance expense (note 22)	(858)	(811)
Equity share of income (loss) of associate (note 10)	(489)	453
Loss before taxes	(17,725)	(15,654)
Income tax recovery (expense) (note 17): Deferred	3,638	3,955
Loss from continuing operations	(14,087)	(11,699)
Net loss from discontinued operations (note 5)	(81)	(5,644)
Net loss for the period	(14,168)	(17,343)
Items that may be reclassified to loss:
Unrealized gain (loss) on investments-net of tax: Continuing operations	4	3
Unamortized experience gain – post employment liability: Continuing operations	0	428
Foreign currency translation change: Continuing operations	12,917	6,155
Foreign currency translation change: Discontinued operations	0	6,220
Comprehensive loss for the period	$ (1,247)	$ (4,537)
Basic and diluted net income (loss) per share:
Continuing operations	$ (0.03)	$ (0.02)
Discontinued operations	0	(0.01)
All operations	$ (0.03)	$ (0.03)
Weighted-average number of shares outstanding (in thousands):
Basic and diluted	555,263	529,053